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Manufacturers Investment Trust
116 Huntington Avenue
Boston, MA  02116



May 5, 1998


VIA EDGAR
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


           Re:      Manufacturers Investment Trust
                    Registration statement on Form N-1A
                    File No. 2-94157/811-4146
                    -----------------------------------

Dear Sirs:

     Pursuant to Rule 497(j), please be advised that the form of prospectus and statement of additional information dated May 1, 1998 for the above-mentioned registrant contains no changes from the form of prospectus and statement of additional information for the Trust contained in post-effective amendment
No. 40 under the Securities Act of 1933 to the registrant's registration statement on Form N-1A filed with the Securities and Exchange Commission on April 30, 1998 via EDGAR.

Very truly yours,

/s/ SUZAN M. BARRON

Suzan M. Barron
Counsel



DOC# MIT.497